Investment in Associate Company - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Significant Investments In Associates [Line Items]
Loss for the period	$ (20,467,479)	$ (24,194,095)
Net cash outflow from operating activities	(37,329,318)	(16,912,283)
Investments in associates	0		$ 8,587
Liability recognized in associate	0
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Associates [Line Items]
Loss for the period	49,346	892,490
Net cash outflow from operating activities	53,733	548,336
Investment losses in associate	8,587	$ 486,141
Investments in associates	$ 0		$ 8,587